Convertible Notes (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Convertible notes Net carrying value, Short-term	$ 4,936,193
Convertible notes Net carrying value, Long-term	818,230
Convertible notes Principal outstanding, Total	55,052	$ 41,706
Convertible Notes [Member]
Convertible notes Principal outstanding, Short-term	7,391,305
Convertible notes Unamortized issuance cost, Short-term	(2,455,112)
Convertible notes Net carrying value, Short-term	4,936,193
Convertible notes Principal outstanding, Long-term	880,852
Convertible notes Unamortized issuance cost, Long-term	(62,622)
Convertible notes Net carrying value, Long-term	818,230
Convertible notes Principal outstanding, Total	8,272,157
Convertible notes Unamortized issuance cost, Total	(2,517,734)
Convertible notes Net carrying value, Total	$ 5,754,423